Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	¥ 13,411,410		¥ 8,919,239
Accrued payroll and welfare	18,987,415		22,821,689
Accrued test monitoring fees	2,432,153		2,432,153
Accrued professional services expenses	2,291,866		3,489,512
Income taxes payable	108,488		679,961
Other current liabilities	9,788,850		9,404,500
Total accrued expenses and other payables	¥ 47,020,182	$ 7,206,160	¥ 47,747,054